Document and Entity Information	Oct. 15, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity File Number	001-38373
Entity Registrant Name	TRANSOCEAN LTD
Entity Incorporation, State or Country Code	V8
Entity Tax Identification Number	98-0599916
Entity Address, Address Line One	Turmstrasse 30
Entity Address, City or Town	Steinhausen
Entity Address, Postal Zip Code	CH-6312
Entity Address, Country	CH
Country Region	41
City Area Code	41
Local Phone Number	749-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares, $0.10 par value
Trading Symbol	RIG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001451505
Amendment Flag	false